Morgan Stanley Discovery Portfolio Expense Example - Morgan Stanley Discovery Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	833
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	507
Expense Example, with Redemption, 10 Years	1,129
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	$ 1,012